Accruals and Other Payables - Schedule of Accruals and Other Payables (Details)	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Schedule of Accruals and Other Payables [Abstract]
Accruals	$ 534,397	$ 68,681	$ 877,685	$ 112,814	$ 311,396
Other payables	142,240	18,281			2,817
Total	$ 676,637	$ 86,962	$ 877,685	$ 112,814	$ 314,213